RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS

NOTE 17—RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Bank has granted loans to principal officers and directors and their affiliates.

Activity consisted of the following:

	December 31,
	2014	2013
	(dollars in thousands)
Beginning balance	$1,481	$3,898
New loans	254	322
Repayments	(579)	(2,739)

Ending balance	$1,156	$1,481

Deposits from related parties held by the Bank at December 31, 2014 and 2013 amounted to $14,798,000 and $13,979,000, respectively.